Pension Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Pension Plan
Schedule of components of net periodic pension costs

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2012	2011	2012	2011
Interest cost	$269	$274	$808	$821
Expected return on plan assets	(320)	(308)	(959)	(925)
Recognized net actuarial loss	172	88	514	265
Net periodic cost	$121	$54	$363	$161

	Year Ended December 31,
(in thousands)	2011	2010	2009
Interest cost	$1,095	$1,088	$1,065
Expected return on plan assets	(1,234)	(1,218)	(1,213)
Recognized net actuarial loss	353	154	12

Net periodic benefit cost (benefit)	$214	$24	$(136)